OTHER INCOME (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 11, 2018	Dec. 31, 2019	Dec. 31, 2018
Other Income
Loss (gain) on disposal of property, plant and mine development (Note 10)		$ 11,907	$ (22,764)
Interest income		(6,688)	(10,245)
Other		(18,388)	(2,285)
Other income		$ (13,169)	$ (35,294)
West Pequop Joint Venture, Summit and PQX Properties
Other Income
Proceeds from sale of equity interest	$ 35,000
Net gain on disposal	$ 26,500
West Pequop Joint Venture
Other Income
Percentage of equity interest sold	51.00%
Net smelter return (''NSR'') royalty	0.80%
Summit and PQX properties
Other Income
Net smelter return (''NSR'') royalty	1.60%
Summit and PQX properties | Subsidiary of Newmont Mining Corp
Other Income
Percentage of equity interest sold	100.00%